Document and Entity Information	May 14, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001754068
Document Type	8-K
Document Period End Date	May 14, 2025
Entity Registrant Name	KALARIS THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39409
Entity Tax Identification Number	83-1971007
Entity Address, Address Line One	Kalaris Therapeutics, Inc.
Entity Address, Address Line Two	628 Middlefield Rd.
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	(650)
Local Phone Number	249-2727
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	KLRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false